INVENTORIES	12 Months Ended
Dec. 31, 2020
INVENTORIES
INVENTORIES

7.      INVENTORIES

	December 31,	December 31,
	2020	2019
Concentrate	$578	$968
Ore stockpiles	11,562	15,417
Materials and supplies	18,538	15,400
Gold in circuit	1,266	902
Gold bullion	1,794	2,430
Silver bullion	5	3
	$33,743	$35,120

During the year ended December 31, 2020, the inventory recognized as cost of sales was $161.8 million (2019 – $154.1 million), which includes production costs and amortization and depletion directly attributable to the inventory production process.